Annual Total Returns- Vanguard Target Retirement 2030 Fund (Investor) [BarChart] - Investor - Vanguard Target Retirement 2030 Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.27%)	14.24%	20.49%	7.17%	(1.03%)	7.85%	17.52%	(5.86%)	21.07%	14.10%